Insurance Contract Liabilities - Fair Value/Change In Interest Rates (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Carrying value	$ 39,206.8	$ 35,722.6
Insurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	40,475.1	35,248.0
Carrying value	39,206.8	35,722.6
Ceded reinsurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	9,668.5	8,049.4
Carrying value	9,846.4	8,518.5
100 basis point increase | Insurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	39,216.0	34,240.4
100 basis point increase | Ceded reinsurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	9,360.8	7,836.5
100 basis point decrease | Insurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	41,853.2	36,343.0
100 basis point decrease | Ceded reinsurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	$ 10,007.0	$ 8,285.1